SHARE CAPITAL- Summary of warrant activity (Details)			12 Months Ended
	Dec. 18, 2019 $ / shares	Dec. 04, 2018 USD ($)	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥) $ / shares	Dec. 31, 2018 CNY (¥) $ / shares
SHARE CAPITAL
Outstanding at the beginning | ¥			556,479	247,619
Exercisable at the beginning | ¥			556,479	247,619
Granted	0.68	1.18	404,415	420,000
Exercised | ¥				111,140
Outstanding at the end | ¥			960,894	556,479	247,619
Exercisable at the end | ¥			960,894	556,479	247,619
Weighted average exercise price of other equity instruments outstanding at beginning of period			$ 4.56	$ 7.74
Weighted average exercise price of other equity instruments exercisable at beginning of period			4.56	7.74
Weighted average exercise price, Granted			0.80	2.49
Weighted average exercise price, Exercised				3.90
Weighted average exercise price of other equity instruments outstanding at end of period			1.21	4.56	$ 7.74
Weighted average exercise price of other equity instruments exercisable at end of period			$ 1.21	$ 4.56	$ 7.74
Weighted average remaining contractual term, exercisable at the end (in years)			3 years 10 months 6 days	4 years 4 months 17 days	4 years 2 months 9 days
Weighted average remaining contractual term, Granted			5 years	5 years
Weighted average remaining contractual term, outstanding at the end (in years)			3 years 10 months 6 days	4 years 4 months 17 days	4 years 2 months 9 days